OPERATING LEASE - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Operating lease commitments
Remaining months of 2020	¥ 33,885
2021	415
2022	334
2023	334
2024	334
Thereafter	506
Total operating lease payments	35,808
Less: imputed interest	(1,101)	¥ (1,651)
Total lease liabilities	¥ 34,707	¥ 42,967